Document and Entity Infomation Document and Entity Information	3 Months Ended
	Mar. 31, 2012	Dec. 12, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TESORO LOGISTICS LP
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Units Outstanding		20,495,254